[AIM LOGO APPEARS HERE]        Dear Shareholder:

             [PHOTO of Mr.     For the most part, the six-month period covered
          Charles T. Bauer,    by this report on the Prime Portfolio of Short-
           Chairman of the     Term Investments Co. was marked by relative
LETTER    Board of the Fund    stability in short-term financial markets. The
TO OUR      APPEARS HERE]      markets expected that Federal Reserve Board
SHAREHOLDERS                   policy would be unchanged because of prevailing
              evidence of an economy growing at a sustainable, noninflationary rate.
                Only during the last week of February 1997 did short-term rates move significantly, rising as markets began to anticipate higher short-term interest rates. That change in market sentiment occurred primarily in response to statements by Fed Chairman Alan Greenspan. In his semiannual testimony before Congress, Greenspan spoke of the Open Market Committee's being on "heightened" alert to the possibility of future inflation. Greenspan's concern focused on the continued dramatic rise in equity markets and on evidence that a strong job market could ignite inflationary wage pressures.

              YOUR INVESTMENT PORTFOLIO

              Because of its relatively short average maturity, Prime Portfolio was able to take advantage of these higher rates to improve the Fund's performance. The Fund's maximum 60-day laddered maturity structure enables it to respond more quickly to market signals than funds with longer average maturity structures. At the close of the reporting period, the weighted average maturity of the portfolio was 21 days.
                As of February 28, 1997, the average monthly yield of the
              Personal Investment Class of the Prime Portfolio was 4.78% and the seven-day yield was 4.79%; net assets of the Personal Investment Class stood at $92.8 million.
                The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. As with any money market fund, an investment in Prime Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

              OUTLOOK FOR THE FUTURE

              As the reporting period drew to a close, there was uncertainty concerning the movement of interest rates. As mentioned above, Fed Chairman Greenspan had told Congress the central bank was vigilant about "potentially inflationary expansion." On the other hand, information and data prepared in advance of the Open Market Committee's March meeting reported temperate price pressures in both the retail and manufacturing sectors, and described the economy as expanding at "a relatively moderate pace."
                While this made an imminent interest rate hike seem unlikely, it left markets alert to the possibility of a Fed tightening in the near term. Prime Portfolio management will remain cautionary and will continue to manage the portfolio to provide the maximum flexibility possible to respond to changes in the short-term interest rate environment.
                The prudence of that cautionary stance became evident on March
              25, 1997, after the close of the reporting period. The Federal Reserve Board's Open Market Committee raised the target federal funds rate 25 basis points, a step that, by then, had become widely anticipated.

              AIM/INVESCO MERGER FINALIZED

              We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $160 billion in assets under management.
                 The merger creates a company with the financial strength
              necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. Though now under one holding company, AIM and INVESCO will continue to operate as separate entities. Therefore, this merger will not change the portfolio management, investment style, or name of any of the AIM funds you own. The merger's completion begins a new and promising era for AIM, one we believe will yield exciting opportunities.
                We are pleased to send you this report concerning your
              investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

              Respectfully submitted,

              /s/ CHARLES T. BAUER

              Charles T. Bauer
              Chairman

                 The annual shareholder meeting of Short-Term
               Investments Co. and the Prime Portfolio was held
               on February 7, 1997. For details of the business
                transacted at that meeting, please see Note 2
                  to the Financial Statements in this report.

SCHEDULE OF INVESTMENTS
February 28, 1997
(Unaudited)

                                       MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 86.59%(a)
BASIC INDUSTRY - 1.68%

CHEMICALS - 1.68%
Du Pont (E.I.) de Nemours & Co.
5.27%                                  03/06/97 $ 25,000  $   24,981,702
------------------------------------------------------------------------
5.27%                                  03/18/97   21,890      21,835,524
------------------------------------------------------------------------
5.26%                                  03/20/97   25,000      24,930,597
------------------------------------------------------------------------
5.27%                                  03/20/97   25,000      24,930,465
------------------------------------------------------------------------
5.26%                                  03/21/97   25,000      24,926,945
------------------------------------------------------------------------
    Total Basic Industry                                     121,605,233
------------------------------------------------------------------------

CAPITAL GOODS - 4.46%

COMPUTERS & OFFICE EQUIPMENT - 0.66%

Electronic Data Systems Corp.
5.30%                                  04/03/97   33,000      32,839,675
------------------------------------------------------------------------
International Business Machines Corp.
5.28%                                  03/19/97   15,100      15,060,136
------------------------------------------------------------------------
                                                              47,899,811
------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.10%

Siemens Capital Corp.
5.30%                                  03/05/97   20,000      19,988,222
------------------------------------------------------------------------
5.32%                                  03/13/97   20,000      19,964,533
------------------------------------------------------------------------
5.24%                                  04/07/97   20,000      19,892,289
------------------------------------------------------------------------
5.24%                                  04/09/97   20,000      19,886,467
------------------------------------------------------------------------
                                                              79,731,511
------------------------------------------------------------------------

MACHINERY - 2.26%

Caterpillar Financial Services Corp.
5.31%                                  03/24/97   18,000      17,938,935
------------------------------------------------------------------------
Dover Corp.
5.30%                                  03/05/97   27,000      26,984,100
------------------------------------------------------------------------
5.25%                                  04/02/97   50,000      49,766,667
------------------------------------------------------------------------
5.26%                                  04/02/97   28,000      27,869,084
------------------------------------------------------------------------
5.25%                                  04/03/97   40,700      40,504,131
------------------------------------------------------------------------
                                                             163,062,917
------------------------------------------------------------------------

TRANSPORTATION - 0.44%

Paccar Financial Corp.
5.28%                                  03/04/97   17,000      16,992,520
------------------------------------------------------------------------
5.28%                                  03/06/97   15,000      14,989,000
------------------------------------------------------------------------
                                                              31,981,520
------------------------------------------------------------------------
    Total Capital Goods                                      322,675,759
------------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 5.48%
AUTOMOBILE - 5.20%

Ford Motor Credit Co.
5.32%                             03/10/97 $ 22,322  $   22,292,312
-------------------------------------------------------------------
5.31%                             03/12/97   50,000      49,918,875
-------------------------------------------------------------------
5.31%                             03/14/97   50,000      49,904,125
-------------------------------------------------------------------
5.30%                             03/19/97   25,000      24,933,750
-------------------------------------------------------------------
5.30%                             04/09/97   50,000      49,712,917
-------------------------------------------------------------------
5.30%                             04/11/97   50,000      49,698,194
-------------------------------------------------------------------
5.28%                             04/22/97   50,000      49,618,667
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.31%                             03/21/97   25,000      24,926,250
-------------------------------------------------------------------
5.28%                             04/16/97   25,000      24,831,333
-------------------------------------------------------------------
5.28%                             04/17/97   30,000      29,793,200
-------------------------------------------------------------------
                                                        375,629,623
-------------------------------------------------------------------

RESIDENTIAL CONSTRUCTION - 0.28%

Weyerhaeuser Real Estate Co.
5.30%                             03/19/97   20,000      19,947,000
-------------------------------------------------------------------
    Total Consumer Durables                             395,576,623
-------------------------------------------------------------------

CONSUMER NONDURABLES - 6.31%

BEVERAGES - 0.69%

Coca-Cola Co. (The)
5.25%                             03/19/97   50,000      49,868,750
-------------------------------------------------------------------

DRUGS - 1.77%

Eli Lilly & Co.
5.28%                             03/28/97   35,000      34,861,400
-------------------------------------------------------------------
Merck & Co. Inc.
5.27%                             03/06/97   50,000      49,963,403
-------------------------------------------------------------------
Pfizer Inc.
5.28%                             03/05/97   43,457      43,431,505
-------------------------------------------------------------------
                                                        128,256,308
-------------------------------------------------------------------

FOOD PROCESSING - 2.22%

Campbell Soup Co.
5.275%                            03/13/97   25,000      24,956,042
-------------------------------------------------------------------
5.275%                            03/17/97   25,000      24,941,389
-------------------------------------------------------------------
Heinz (H.J.) Co.
5.29%                             03/10/97   22,000      21,970,905
-------------------------------------------------------------------
5.33%                             03/12/97   29,000      28,952,770
-------------------------------------------------------------------
5.28%                             03/13/97   17,000      16,970,080
-------------------------------------------------------------------
5.31%                             03/18/97   43,000      42,892,177
-------------------------------------------------------------------
                                                        160,683,363
-------------------------------------------------------------------

                                        MATURITY PAR (000)     VALUE
CONSUMER NONDURABLES - (continued)

HOUSEHOLD PRODUCTS - 0.25%

Kimberly-Clark Corp.
5.27%                                   03/04/97 $ 18,200  $   18,192,007
-------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.38%

Gannett Co., Inc.
5.25%                                   04/03/97   50,000      49,759,375
-------------------------------------------------------------------------
5.27%                                   04/10/97   50,000      49,707,222
-------------------------------------------------------------------------
                                                               99,466,597
-------------------------------------------------------------------------
    Total Consumer Nondurables                                456,467,025
-------------------------------------------------------------------------

ENERGY - 1.87%

OIL & GAS - 1.87%

Exxon Imperial U.S., Inc.
5.27%                                   03/25/97   19,565      19,496,262
-------------------------------------------------------------------------
Mobil Australia Finance Co., Inc.
5.24%                                   03/27/97   40,000      39,848,622
-------------------------------------------------------------------------
5.30%                                   03/27/97   51,077      50,881,489
-------------------------------------------------------------------------
Petrofina Delaware, Inc.
5.32%                                   03/03/97   15,000      14,995,567
-------------------------------------------------------------------------
5.32%                                   03/04/97   10,000       9,995,567
-------------------------------------------------------------------------
    Total Energy                                              135,217,507
-------------------------------------------------------------------------

FINANCIAL - 60.68%

ASSET-BACKED SECURITIES - 29.13%

Asset Securitization Cooperative Corp.
5.30%                                   04/04/97   25,000      24,874,861
-------------------------------------------------------------------------
5.28%                                   04/10/97   38,000      37,777,067
-------------------------------------------------------------------------
5.30%                                   04/11/97   50,000      49,698,194
-------------------------------------------------------------------------
5.27%                                   04/14/97   45,000      44,710,150
-------------------------------------------------------------------------
Ciesco, L.P.
5.27%                                   04/07/97   40,000      39,783,345
-------------------------------------------------------------------------
Clipper Receivables Corp.
5.31%                                   03/14/97   40,000      39,923,300
-------------------------------------------------------------------------
5.30%                                   03/17/97   50,000      49,882,222
-------------------------------------------------------------------------
5.29%                                   03/31/97   44,000      43,806,033
-------------------------------------------------------------------------
5.27%                                   04/01/97   48,974      48,751,753
-------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.30%                                   03/10/97   35,000      34,953,625
-------------------------------------------------------------------------
5.31%                                   04/01/97   25,000      24,885,688
-------------------------------------------------------------------------
5.28%                                   04/22/97   30,000      29,771,200
-------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Delaware Funding Corp.
5.32%                                  03/07/97 $ 17,928   $  17,912,104
------------------------------------------------------------------------
5.31%                                  03/14/97   32,043      31,981,557
------------------------------------------------------------------------
5.34%                                  03/25/97   25,929      25,836,693
------------------------------------------------------------------------
5.28%                                  04/10/97   34,519      34,316,489
------------------------------------------------------------------------
5.28%                                  04/15/97   23,460      23,305,164
------------------------------------------------------------------------
5.27%                                  04/21/97   20,179      20,028,347
------------------------------------------------------------------------
Eiger Capital Corp.
5.30%                                  03/18/97   49,841      49,716,259
------------------------------------------------------------------------
5.30%                                  03/27/97   65,056      64,806,980
------------------------------------------------------------------------
5.25%                                  04/03/97   25,000      24,879,688
------------------------------------------------------------------------
5.27%                                  04/08/97   50,000      49,721,861
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.32%                                  03/04/97   25,000      24,988,917
------------------------------------------------------------------------
5.31%                                  03/13/97   32,700      32,642,121
------------------------------------------------------------------------
5.30%                                  03/17/97   21,265      21,214,909
------------------------------------------------------------------------
5.27%                                  04/07/97   20,125      20,015,995
------------------------------------------------------------------------
5.27%                                  04/08/97   43,350      43,108,854
------------------------------------------------------------------------
5.27%                                  04/21/97   34,175      33,919,855
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.27%                                  03/21/97   14,000      13,959,011
------------------------------------------------------------------------
5.25%                                  04/03/97   10,000       9,951,875
------------------------------------------------------------------------
5.25%                                  04/22/97   25,000      24,810,417
------------------------------------------------------------------------
5.25%                                  04/24/97   25,000      24,803,125
------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.33%                                  03/03/97   22,029      22,022,477
------------------------------------------------------------------------
5.24%                                  03/18/97   40,000      39,901,022
------------------------------------------------------------------------
5.30%                                  03/19/97   35,159      35,065,829
------------------------------------------------------------------------
5.30%                                  03/20/97   50,000      49,860,139
------------------------------------------------------------------------
5.27%                                  03/25/97   25,000      24,912,167
------------------------------------------------------------------------
5.27%                                  03/26/97   50,000      49,817,014
------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.33%                                  03/10/97   50,260      50,193,028
------------------------------------------------------------------------
5.32%                                  03/12/97   39,050      38,986,522
------------------------------------------------------------------------
5.32%                                  03/13/97   30,300      30,246,268
------------------------------------------------------------------------
5.31%                                  03/17/97   20,100      20,052,564
------------------------------------------------------------------------
5.27%                                  03/25/97   20,000      19,929,733
------------------------------------------------------------------------
5.30%                                  04/02/97   37,775      37,597,038
------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Receivables Capital Corp.
5.37%                                  03/11/97 $ 20,725   $  20,694,085
------------------------------------------------------------------------
5.30%                                  03/18/97   10,516      10,489,681
------------------------------------------------------------------------
5.33%                                  03/24/97   35,000      34,880,815
------------------------------------------------------------------------
5.29%                                  03/26/97   15,097      15,041,539
------------------------------------------------------------------------
5.31%                                  04/02/97   50,000      49,764,000
------------------------------------------------------------------------
5.275%                                 04/04/97  100,495      99,994,339
------------------------------------------------------------------------
5.27%                                  04/07/97   50,000      49,729,181
------------------------------------------------------------------------
5.29%                                  04/15/97   50,000      49,669,375
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.33%                                  03/03/97   30,150      30,141,072
------------------------------------------------------------------------
5.33%                                  03/05/97   43,100      43,074,475
------------------------------------------------------------------------
5.32%                                  03/07/97   25,000      24,977,833
------------------------------------------------------------------------
5.34%                                  03/07/97   22,750      22,729,752
------------------------------------------------------------------------
5.32%                                  03/10/97   22,050      22,020,673
------------------------------------------------------------------------
5.33%                                  03/11/97   24,500      24,463,726
------------------------------------------------------------------------
5.28%                                  03/24/97   30,000      29,898,800
------------------------------------------------------------------------
5.33%                                  03/24/97   15,200      15,148,240
------------------------------------------------------------------------
5.28%                                  03/25/97   13,500      13,452,480
------------------------------------------------------------------------
5.33%                                  03/25/97   20,200      20,128,223
------------------------------------------------------------------------
5.30%                                  04/11/97   34,300      34,092,961
------------------------------------------------------------------------
5.28%                                  04/18/97   17,000      16,880,320
------------------------------------------------------------------------
                                                           2,106,593,030
------------------------------------------------------------------------

BANKING - 0.55%

Bank of America
5.31%                                  04/29/97   40,000      39,651,900
------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 13.49%

Bear, Stearns & Co. Inc.
5.29%                                  03/27/97   25,000      24,904,486
------------------------------------------------------------------------
5.33%                                  03/31/97   25,000      24,888,958
------------------------------------------------------------------------
5.26%                                  04/09/97   50,000      49,715,083
------------------------------------------------------------------------
5.28%                                  04/25/97   50,000      49,596,667
------------------------------------------------------------------------
CS First Boston Corp.
5.32%                                  03/14/97   35,000      34,932,761
------------------------------------------------------------------------
Goldman, Sachs & Co.
5.30%                                  03/20/97   50,000      49,860,139
------------------------------------------------------------------------

                                              MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

BROKERAGE/INVESTMENTS - (CONTINUED)

Merrill Lynch & Co. Inc.
5.35%                                         03/07/97 $ 44,000  $   43,960,767
-------------------------------------------------------------------------------
5.30%                                         03/11/97   30,000      29,955,833
-------------------------------------------------------------------------------
5.32%                                         03/21/97   50,000      49,852,222
-------------------------------------------------------------------------------
5.33%                                         03/24/97   50,000      49,829,736
-------------------------------------------------------------------------------
5.31%                                         03/25/97   50,000      49,823,000
-------------------------------------------------------------------------------
5.33%                                         03/25/97   50,000      49,822,333
-------------------------------------------------------------------------------
5.28%                                         03/26/97   50,000      49,816,667
-------------------------------------------------------------------------------
5.27%                                         04/14/97   50,000      49,677,944
-------------------------------------------------------------------------------
5.27%                                         04/15/97   40,000      39,736,500
-------------------------------------------------------------------------------
Morgan (J.P.) Securities Group, Inc.
5.28%                                         03/12/97   50,000      49,919,334
-------------------------------------------------------------------------------
Smith Barney Inc.
5.32%                                         03/03/97   75,000      74,977,833
-------------------------------------------------------------------------------
5.32%                                         03/05/97   30,000      29,982,267
-------------------------------------------------------------------------------
5.32%                                         03/07/97   50,000      49,955,667
-------------------------------------------------------------------------------
5.26%                                         04/01/97   50,000      49,773,528
-------------------------------------------------------------------------------
5.30%                                         04/01/97   25,000      24,885,903
-------------------------------------------------------------------------------
5.26%                                         04/09/97   50,000      49,715,083
-------------------------------------------------------------------------------
                                                                    975,582,711
-------------------------------------------------------------------------------

BUSINESS CREDIT - 4.09%

CIT Group Holdings, Inc.
5.42%                                         03/03/97  110,000     109,966,878
-------------------------------------------------------------------------------
5.26%                                         04/14/97   50,000      49,678,556
-------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
5.30%                                         03/10/97   50,000      49,933,750
-------------------------------------------------------------------------------
5.30%                                         03/13/97   30,000      29,947,000
-------------------------------------------------------------------------------
5.29%                                         03/21/97   56,485      56,318,997
-------------------------------------------------------------------------------
                                                                    295,845,181
-------------------------------------------------------------------------------

INSURANCE - 1.95%

Metlife Funding, Inc.
5.30%                                         03/06/97   16,299      16,287,002
-------------------------------------------------------------------------------
5.27%                                         04/23/97   35,106      34,833,626
-------------------------------------------------------------------------------
5.27%                                         04/24/97   40,334      40,015,160
-------------------------------------------------------------------------------
Prudential Funding Corp.
5.30%                                         03/11/97   50,000      49,926,389
-------------------------------------------------------------------------------
                                                                    141,062,177
-------------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - 4.83%

American Express Credit Corp.
5.30%                              04/23/97 $100,000  $   99,219,722
--------------------------------------------------------------------
Associates Corp. of North America
5.27%                              04/18/97   80,000      79,437,867
--------------------------------------------------------------------
Household Finance Corp.
5.29%                              03/24/97   50,000      49,831,014
--------------------------------------------------------------------
Student Loan Corp.
5.29%                              03/13/97   50,000      49,911,833
--------------------------------------------------------------------
Transamerica Finance Corp.
5.31%                              03/27/97   24,000      23,907,960
--------------------------------------------------------------------
5.31%                              03/28/97   22,000      21,912,385
--------------------------------------------------------------------
5.25%                              04/16/97   25,000      24,832,292
--------------------------------------------------------------------
                                                         349,053,073
--------------------------------------------------------------------

MISCELLANEOUS - 2.30%

International Lease Finance Corp.
5.32%                              03/26/97   35,000      34,870,694
--------------------------------------------------------------------
5.25%                              04/22/97   20,000      19,848,334
--------------------------------------------------------------------
USAA Capital Corp.
5.29%                              03/07/97   25,000      24,977,958
--------------------------------------------------------------------
5.28%                              04/28/97   53,787      53,329,451
--------------------------------------------------------------------
5.31%                              04/28/97   33,382      33,096,417
--------------------------------------------------------------------
                                                         166,122,854
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.34%

General Electric Capital Corp.
5.35%                              03/04/97   50,000      49,977,709
--------------------------------------------------------------------
5.31%                              03/17/97   25,000      24,941,000
--------------------------------------------------------------------
5.31%                              03/26/97   50,000      49,815,625
--------------------------------------------------------------------
5.31%                              03/28/97   50,000      49,800,875
--------------------------------------------------------------------
5.31%                              03/31/97  100,000      99,557,500
--------------------------------------------------------------------
5.30%                              04/28/97   40,000      39,658,445
--------------------------------------------------------------------
                                                         313,751,154
--------------------------------------------------------------------
    Total Financial                                    4,387,662,080
--------------------------------------------------------------------

                                            MATURITY PAR (000)     VALUE
RETAIL - 3.98%

DEPARTMENT STORES - 3.98%

Penney (J.C.) Funding Corp.
5.30%                                       03/11/97 $ 67,119  $   67,020,185
-----------------------------------------------------------------------------
5.30%                                       03/12/97   25,600      25,558,542
-----------------------------------------------------------------------------
5.30%                                       03/17/97   46,000      45,891,645
-----------------------------------------------------------------------------
5.30%                                       03/19/97   25,000      24,933,750
-----------------------------------------------------------------------------
5.30%                                       04/08/97   50,000      49,720,278
-----------------------------------------------------------------------------
5.30%                                       04/10/97   50,000      49,705,556
-----------------------------------------------------------------------------
5.27%                                       04/11/97   25,000      24,849,951
-----------------------------------------------------------------------------
    Total Retail                                                  287,679,907
-----------------------------------------------------------------------------

UTILITIES - 0.33%

TELEPHONE - 0.33%
MCI Communications Corp.
5.32%                                       03/20/97   24,000      23,932,613
-----------------------------------------------------------------------------
    Total Utilities                                                23,932,613
-----------------------------------------------------------------------------

OTHER - 1.80%

DIVERSIFIED - 1.80%

BTR Dunlop Finance Inc.
5.35%                                       03/04/97   55,000      54,975,480
-----------------------------------------------------------------------------
5.34%                                       03/05/97   25,000      24,985,166
-----------------------------------------------------------------------------
Cargill Inc.
5.31%                                       03/06/97   50,000      49,963,125
-----------------------------------------------------------------------------
    Total Other                                                   129,923,771
-----------------------------------------------------------------------------
    Total Commercial Paper                                      6,260,740,518
-----------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 0.69%

American Express Centurion Bank
5.29%                                       03/24/97   50,000      50,000,000
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 1.41%

Goldman, Sachs & Co.(b)
5.568%                                      04/23/97   75,000      75,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.438%                                      04/07/97   27,000      27,000,000
-----------------------------------------------------------------------------
    Total Master Note Agreements                                  102,000,000
-----------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.37%

Merrill Lynch & Co. Inc.
5.473%                                      04/04/97   27,000      27,001,045
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                6,439,741,563
-----------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - 11.41%(d)

CIBC-Wood Gundy Securities Corp.(e)
5.39%                                     03/03/97 $ 18,474  $   18,474,012
-------------------------------------------------------------------------------
Goldman, Sachs & Co.(f)
5.38%                                     03/03/97   68,657      68,657,232
-------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.(g)
5.41%                                     03/03/97  190,000     190,000,000
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.(h)
5.23%                                        --     200,000     200,000,000
-------------------------------------------------------------------------------
Nomura Securities International, Inc.(i)
5.40%                                        --     177,000     177,000,000
-------------------------------------------------------------------------------
Smith Barney Inc.(j)
5.41%                                     03/03/97   81,007      81,007,012
-------------------------------------------------------------------------------
UBS Securities LLC(k)
5.41%                                     03/03/97   90,000      90,000,000
-------------------------------------------------------------------------------
    Total Repurchase Agreements                                 825,138,256
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.47%                                   7,264,879,819 (l)
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.47%)                         (33,855,289)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $7,231,024,530
===============================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Fund may demand prepayment of note upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 28, 1997.
(c) The Fund may demand prepayment of note upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 28, 1997.
(d) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/97 with a maturing value of $100,044,917. Collateralized by U.S. Government obligations, 5.29% to 9.55% due 06/02/97 to 11/12/03 with an aggregate market value at February 28, 1997 of $102,000,212.
(f) Joint repurchase agreement entered into 02/28/97 with a maturing value of $760,340,733. Collateralized by U.S. Government obligations, 5.50% to 12.75% due 11/15/97 to 02/15/97 with an aggregate market value at February 28, 1997 of $775,939,358.
(g) Joint repurchase agreement entered into 02/28/97 with a maturing value of $400,180,333. Collateralized by U.S. Government obligations, 5.00% to 10.00% due 03/01/97 to 03/01/26 with an aggregate market value at February 28, 1997 of $408,001,076.
(h) Open repurchase agreement entered into 02/26/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral, are redetermined daily. Collateralized by U.S. Government obligations, 0% due 01/15/00 to 04/15/23 with an aggregate market value at February 28, 1997 of $204,000,677.
(i) Open joint repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral, are redetermined daily. Collateralized by U.S. Government obligations, 0% to 8.60% due 03/20/97 to 04/30/26 with an aggregate market value at February 28, 1997 of $336,600,720.
(j) Joint repurchase agreement entered into 02/28/97 with a maturing value of $200,090,167. Collateralized by U.S. Government obligations, 0% to 9.50% due 01/22/99 to 08/01/33 with an aggregate market value at February 28, 1997 of $204,000,000.
(k) Joint repurchase agreement entered into 02/28/97 with a maturing value of $250,112,708. Collateralized by U.S. Government obligations, 0% to 8.00% due 10/17/97 to 08/01/25 with an aggregate market value at February 28, 1997 of $255,003,416.
(l) Also represents cost for federal income tax purposes.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $6,439,741,563
------------------------------------------------------------------------
Repurchase agreements                                        825,138,256
------------------------------------------------------------------------
Interest receivable                                              811,599
------------------------------------------------------------------------
Investment for deferred compensation plan                         67,889
------------------------------------------------------------------------
Other assets                                                   1,213,751
------------------------------------------------------------------------
  Total assets                                             7,266,973,058
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   35,212,169
------------------------------------------------------------------------
  Deferred compensation                                           67,889
------------------------------------------------------------------------
Accrued advisory fees                                            268,997
------------------------------------------------------------------------
Accrued distribution fees                                         98,784
------------------------------------------------------------------------
Accrued transfer agent fees                                       44,166
------------------------------------------------------------------------
Accrued operating expenses                                       256,523
------------------------------------------------------------------------
  Total liabilities                                           35,948,528
------------------------------------------------------------------------

NET ASSETS                                                $7,231,024,530

========================================================================

NET ASSETS:

Institutional Class                                       $6,210,004,092
========================================================================
Private Investment Class                                  $  228,069,249
========================================================================
Personal Investment Class                                 $   92,846,924
========================================================================
Cash Management Class                                     $  593,317,503
========================================================================
Resource Class                                            $  106,786,762
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                        6,210,009,535
========================================================================
Private Investment Class                                     228,069,449
========================================================================
Personal Investment Class                                     92,847,006
========================================================================
Cash Management Class                                        593,318,023
========================================================================
Resource Class                                               106,786,855
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $187,562,098
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            1,946,438
-------------------------------------------------------------------
Custodian fees                                             104,590
-------------------------------------------------------------------
Administrative services fees                                44,854
-------------------------------------------------------------------
Directors' fees and expenses                                16,429
-------------------------------------------------------------------
Transfer agent fees                                        312,870
-------------------------------------------------------------------
Filing fees                                                223,826
-------------------------------------------------------------------
Distribution fees (Note 2)                               1,293,950
-------------------------------------------------------------------
Other                                                      238,961
-------------------------------------------------------------------
  Total expenses                                         4,181,918
-------------------------------------------------------------------
Less: fee waivers and expense reimbursements              (427,908)
-------------------------------------------------------------------
  Net expenses                                           3,754,010
-------------------------------------------------------------------
Net investment income                                  183,808,088
-------------------------------------------------------------------
Net realized gain on sales of investments                    2,155
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $183,810,243
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1997 and the year ended August 31, 1996 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1997            1996
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  183,808,088  $  281,830,371
----------------------------------------------------------------------------
 Net realized gain on sales of investments            2,155           3,560
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   183,810,243     281,833,931
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (183,808,088)   (281,830,371)
----------------------------------------------------------------------------
Capital stock transactions-net                1,079,074,020   1,950,864,683
----------------------------------------------------------------------------
  Net increase in net assets                  1,079,076,175   1,950,868,243
----------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                         6,151,948,355   4,201,080,112
----------------------------------------------------------------------------
  End of period                              $7,231,024,530  $6,151,948,355
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $7,231,030,868  $6,151,956,848
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (8,493)
----------------------------------------------------------------------------
                                             $7,231,024,530  $6,151,948,355
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 AIM voluntarily reimbursed expenses of $4,400 during the six months ended February 28, 1997.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1997, the Portfolio reimbursed AIM $44,854 for such services. During the six months ended February 28, 1997, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $312,870 pursuant to a shareholder and transfer agency services agreement.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1997, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued $342,925, $252,051, $187,181 and $88,285, respectively, as compensation to FMC under the Plan. FMC waived fees of $423,508 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the six months ended February 28, 1997, the Portfolio paid legal fees of $12,405 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

Shareholders' Meeting
An annual meeting of shareholders of the Fund was held on February 7, 1997 (the "Meeting"). The following four items were approved by the 7,946,370,712 shares of the Fund represented at the Meeting, with the following vote totals cast with respect to each item:
(1) ELECTION OF DIRECTORS. At the Meeting, Messrs. Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar were reelected to the Board of Directors of the Fund. 7,945,747,161 shares of the Fund voted for each of the directors, respectively, and 623,551 shares of the Fund withheld authority, respectively.
(2) RATIFICATION OF INDEPENDENT ACCOUNTANTS. 7,944,484,460 shares of the Fund voted for the ratification of the appointment of KPMG Peat Marwick LLP as independent accountants for the Fund for the Fund's fiscal year ending August 31, 1997. 691,022 shares of the Fund voted against ratification of the accountants and 1,195,229 shares of the Fund abstained.
(3) APPROVAL OF THE NEW MASTER INVESTMENT ADVISORY AGREEMENT. At the Meeting, shareholders of the Portfolio were asked to approve a new Master Investment Advisory Agreement (the "Agreement") between the Fund and AIM. 6,351,840,396 shares of the Portfolio voted to approve the Agreement. 2,167,538 shares of the Portfolio voted against the approval of the Agreement and 1,614,393 shares of the Portfolio abstained.
(4) ELIMINATION OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING OR RESTRICTING INVESTMENTS IN OTHER INVESTMENT COMPANIES. 6,245,360,455 shares of the Portfolio voted for the elimination of the fundamental investment policy, 69,900,356 shares of the Portfolio voted against the elimination of the fundamental investment policy and 11,288,044 shares of the Portfolio abstained.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the six months ended February 28, 1997 and the year ended August 31, 1996 were as follows:

                               FEBRUARY 28, 1997                  AUGUST 31, 1996
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class    45,132,846,868  $45,132,846,868   47,809,368,885  $47,809,368,885
------------------------------------------------------------------------------------------
  Private Investment
   Class                  1,060,331,011    1,060,331,011    1,712,695,255    1,712,695,255
------------------------------------------------------------------------------------------
  Personal Investment
   Class                    827,657,361      827,657,361      976,763,335      976,763,335
------------------------------------------------------------------------------------------
  Cash Management Class   2,739,882,069    2,739,882,069    2,572,268,560    2,572,268,560
------------------------------------------------------------------------------------------
  Resource Class*         1,709,780,272    1,709,780,272    1,501,999,293    1,501,999,293
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        10,376,145       10,376,145        8,231,944        8,231,944
------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,788,175        3,788,175        6,300,025        6,300,025
------------------------------------------------------------------------------------------
  Personal Investment
   Class                      2,396,798        2,396,798        5,517,924        5,517,924
------------------------------------------------------------------------------------------
  Cash Management Class       9,455,483        9,455,483       12,713,851       12,713,851
------------------------------------------------------------------------------------------
  Resource Class*             1,249,832        1,249,832          892,705          892,705
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (44,197,821,493) (44,197,821,493) (46,305,697,661) (46,305,697,661)
------------------------------------------------------------------------------------------
  Private Investment
   Class                 (1,045,495,089)  (1,045,495,089)  (1,663,828,112)  (1,663,828,112)
------------------------------------------------------------------------------------------
  Personal Investment
   Class                   (849,851,168)    (849,851,168)    (969,266,851)    (969,266,851)
------------------------------------------------------------------------------------------
  Cash Management Class  (2,663,266,888)  (2,663,266,888)  (2,272,214,579)  (2,272,214,579)
------------------------------------------------------------------------------------------
  Resource Class*        (1,662,255,356)  (1,662,255,356)  (1,444,879,891)  (1,444,879,891)
------------------------------------------------------------------------------------------
Net increase              1,079,074,020  $ 1,079,074,020    1,950,864,683  $ 1,950,864,683
------------------------------------------------------------------------------------------

* The Resource Class commenced operations on January 16, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the Personal Investment Class during the six months ended February 28, 1997, each of the years in the five-year period ended August 31, 1996 and the period August 8, 1991 (date operations commenced) through August 31, 1991.

                                                        AUGUST 31,
                         FEBRUARY 28,   ------------------------------------------------
                             1997         1996      1995     1994   1993   1992    1991
                         ------------   ---------  -------  ------  -----  -----  ------
Net asset value,
 beginning of period       $  1.00      $    1.00  $  1.00  $ 1.00  $1.00  $1.00  $ 1.00
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Income from investment
 operations:
  Net investment income       0.02           0.05     0.05    0.03   0.03   0.04   0.002
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Less distributions:
  Dividends from net
   investment income         (0.02)         (0.05)   (0.05)  (0.03) (0.03) (0.04) (0.002)
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Net asset value, end of
 period                    $  1.00      $    1.00  $  1.00  $ 1.00  $1.00  $1.00  $ 1.00
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Total return                  4.86%(a)       5.11%    5.27%   3.12%  2.74%  3.94%   5.02%(a)
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $92,847       $112,645  $99,630  $3,065   $904   $727    $270
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Ratio of expenses to
 average net assets(b)        0.58%(c)       0.59%    0.59%   0.58%  0.52%  0.54%   0.80%
-----------------------    -------      ---------  -------  ------  -----  -----  ------
Ratio of net investment
 income to average net
 assets(d)                    4.81%(c)       4.99%    5.23%   3.34%  2.71%  3.75%   5.03%
-----------------------    -------      ---------  -------  ------  -----  -----  ------

(a) Annualized.
(b) After waiver of distribution fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.83%, 0.89%, 0.86%, 2.39%, 2.33%, 7.21% and
    15.40% for the periods 1997-1991, respectively. Ratios are annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $101,655,994.
(d) After waiver of distribution fees and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.56%, 4.69%, 4.96%, 1.53%, 0.90%, (2.93%) and (9.57%) for the periods 1997-1991, respectively.
    Ratios are annualized for periods less than one year.

                        DIRECTORS
Charles T. Bauer                        John F. Kroeger            Short-Term
Bruce L. Crockett                      Lewis F. Pennock            Investments Co.
Owen Daly II                            Ian W. Robinson            (STIC)
Carl Frischling                          Louis S. Sklar
Robert H. Graham

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Prime Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Personal                    SEMI-
Melville B. Cox                          Vice President            Investment                  ANNUAL
Karen Dunn Kelley                        Vice President            Class                       REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
David L. Kite                       Assistant Secretary                                    FEBRUARY 28,1997
Nancy L. Martin                     Assistant Secretary
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY